UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ------------------------
Check here if Amendment [ ]; Amendment Number:
                                                ----------------
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Sandler Capital Management
          ------------------------------------------
          711 Fifth Avenue, 15th Floor
          ------------------------------------------
          New York, NY  10022
          ------------------------------------------

Form 13F File Number:
28-                         06285
                      ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Sandler
          ------------------------------------------
Title:    Managing Director
          ------------------------------------------
Phone:    (212) 754-8100
          ------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Andrew Sandler             New York, NY         August 16, 2010
-----------------------------  ---------------------  ----------------------
       [Signature]                  [City, State]            [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1
                                        --------------------

Form 13F Information Table Entry Total:          84
                                        --------------------

Form 13F Information Table Value Total:        462,449
                                        --------------------
                                             (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



     No.        Form 13F File Number     Name

     1          28-10539                 Sandler Associates

          ISSUER           TYPE          CUSIP      VALUE X  SHARES SH  PUT/  INVESTMENT     OTHER     VOTING    VOTING    VOTING
                                                     1000   PRN AMT PRN CALL  DISCRETION    MANAGERS  AUTHORITY AUTHORITY AUTHORITY
                                                                                                        SOLE     SHARED     NONE
AKAMAI TECHNOLOGIES INC    COM          00971T101      6779  167100 SH         SOLE                1    167100         0         0
ANSYS INC                  COM          03662Q105      2868   70700 SH         SOLE                1     70700         0         0
APPLE INC                  COM          037833100      9181   36500 SH         SOLE                1     36500         0         0
ARBINET CORP               COM NEW      03875P407       139   17875 SH         SOLE                1     17875         0         0
ARM HLDGS PLC              SPONSORED    042068106      4005  323000 SH   CALL  SOLE                1    323000         0         0
                           ADR
ART TECHNOLOGY GROUP INC   COM          04289L107      5523 1614900 SH         SOLE                1   1614900         0         0
BALL CORP                  COM          058498106      5875  111200 SH         SOLE                1    111200         0         0
BE AEROSPACE INC           COM          073302101      2083   81900 SH         SOLE                1     81900         0         0
BOEING CO                  COM          097023105      6275  100000 SH   PUT   SOLE                1    100000         0         0
BOSTON BEER INC            CL A         100557107      2577   38200 SH         SOLE                1     38200         0         0
BP PLC                     SPONSORED    055622104      5892  204000 SH   PUT   SOLE                1    204000         0         0
                           ADR
CABLEVISION SYS CORP       CL A NY      12686C109     15525  646623 SH         SOLE                1    646623         0         0
                           CABLVS
CAVIUM NETWORKS INC        COM          14965A101      3248  124000 SH   CALL  SOLE                1    124000         0         0
CEMEX SAB DE CV            SPON ADR NEW 151290889      2949  305000 SH   PUT   SOLE                1    305000         0         0
CLEAN HARBORS INC          COM          184496107      3546   53400 SH         SOLE                1     53400         0         0
CROCS INC                  COM          227046109      3194  301900 SH         SOLE                1    301900         0         0
DANA HOLDING CORP          COM          235825205      2661  266090 SH         SOLE                1    266090         0         0
DEERE & CO                 COM          244199105      3614   64900 SH         SOLE                1     64900         0         0
DIONEX CORP                COM          254546104      2949   39600 SH         SOLE                1     39600         0         0
DISCOVERY COMMUNICATNS NEW COM SER C    25470F302      5314  171800 SH         SOLE                1    171800         0         0
DISCOVERY COMMUNICATNS NEW COM SER A    25470F104      5439  152300 SH         SOLE                1    152300         0         0
DOLLAR TREE INC            COM          256746108      3709   89100 SH         SOLE                1     89100         0         0
EASTMAN CHEM CO            COM          277432100      2054   38500 SH         SOLE                1     38500         0         0
LAUDER ESTEE COS INC       CL A         518439104      2898   52000 SH   CALL  SOLE                1     52000         0         0
ETHAN ALLEN INTERIORS INC  COM          297602104      2826  202000 SH   PUT   SOLE                1    202000         0         0
F5 NETWORKS INC            COM          315616102      2722   39700 SH         SOLE                1     39700         0         0
FURNITURE BRANDS INTL INC  COM          360921100      1104  211500 SH         SOLE                1    211500         0         0
GAP INC PLACESTATEDEL      COM          364760108     11559  594000 SH   PUT   SOLE                1    594000         0         0
GENERAL MLS INC            COM          370334104      7992  225000 SH   CALL  SOLE                1    225000         0         0
GOODRICH PETE CORP         NOTE         382410AC2       327  411620 SH         SOLE                1    411620         0         0
                           5.000%10/0
GOOGLE INC                 CL A         38259P508      4405    9900 SH         SOLE                1      9900         0         0
HELEN OF TROY CORP LTD     COM          G4388N106     23400 1060740 SH         SOLE                1   1060740         0         0
HUNT J B TRANS SVCS INC    COM          445658107      3724  114000 SH         SOLE                1    114000         0         0
ILLUMINA INC               COM          452327109     11714  269100 SH         SOLE                1    269100         0         0
INTERCONTINENTALEXCHANGE   COM          45865V100     11269   99700 SH         SOLE                1     99700         0         0
INC
INTUIT                     COM          461202103      4336  124700 SH         SOLE                1    124700         0         0
ISHARES TR INDEX           RUSSELL 2000 464287655     12101  198000 SH         SOLE                1    198000         0         0
ISHARES SILVER TRUST       ISHARES      46428Q109      7411  407000 SH   CALL  SOLE                1    407000         0         0
JDS UNIPHASE CORP          COM PAR      46612J507      1857  188700 SH         SOLE                1    188700         0         0
                           $0.001
PLACECITYKANSAS CITY       COM NEW      485170302     17670  486100 SH         SOLE                1    486100         0         0
SOUTHERN
LOGMEIN INC                COM          54142L109      5435  207200 SH         SOLE                1    207200         0         0
MADISON SQUARE GARDEN INC  CL A         55826P100      3180  161655 SH         SOLE                1    161655         0         0
MARTHA STEWART LIVING      CL A         573083102      1401  284700 SH         SOLE                1    284700         0         0
OMNIME
MEAD JOHNSON NUTRITION CO  COM          582839106      5458  108900 SH         SOLE                1    108900         0         0
MEAD JOHNSON NUTRITION CO  COM          582839106      5463  109000 SH   CALL  SOLE                1    109000         0         0
MISTRAS GROUP INC          COM          60649T107      1783  166360 SH         SOLE                1    166360         0         0
MKS INSTRUMENT INC         COM          55306N104      1028   54900 SH         SOLE                1     54900         0         0
MYRIAD PHARMACEUTICALS INC COM          62856H107        70   18669 SH         SOLE                1     18669         0         0
NETAPP INC                 COM          64110D104      2272   60900 SH         SOLE                1     60900         0         0
NETLOGIC MICROSYSTEMS INC  COM          64118B100      3645  134000 SH   CALL  SOLE                1    134000         0         0
NORDSON CORP               COM          655663102      4851   86500 SH         SOLE                1     86500         0         0
NU SKIN ENTERPRISES INC    CL A         67018T105      2842  114000 SH   CALL  SOLE                1    114000         0         0
NVIDIA CORP                COM          67066G104      5503  539000 SH   CALL  SOLE                1    539000         0         0
NXSTAGE MEDICAL INC        COM          67072V103      3227  217451 SH         SOLE                1    217451         0         0
OCH ZIFF CAP MGMT GROUP    CL A         67551U105      1889  150000 SH   PUT   SOLE                1    150000         0         0
OMNIVISION TECHNOLOGIES    COM          682128103      6561  306000 SH   CALL  SOLE                1    306000         0         0
INC
PALL CORP                  COM          696429307      5190  151000 SH   CALL  SOLE                1    151000         0         0
PHARMACYCLICS INC          COM          716933106      1319  198000 SH   CALL  SOLE                1    198000         0         0
POLYPORE INTL INC          COM          73179V103      3657  160800 SH         SOLE                1    160800         0         0
POWERSHS DB US DOLLAR      DOLL INDX    73936D107     19148  764100 SH         SOLE                1    764100         0         0
INDEX                      BULL
RADIOSHACK CORP            COM          750438103      1379   70700 SH         SOLE                1     70700         0         0
RCN CORP                   COM NEW      749361200       640   43240 SH         SOLE                1     43240         0         0
RESEARCH IN MOTION LTD     COM          760975102      4089   83000 SH   CALL  SOLE                1     83000         0         0
RETAIL VENTURES INC        COM          76128Y102      9195 1175800 SH         SOLE                1   1175800         0         0
SALESFORCE COM INC         COM          79466L302      1699   19800 SH         SOLE                1     19800         0         0
SCRIPPS NETWORKS INTERACT  CL A COM     811065101      7913  196160 SH         SOLE                1    196160         0         0
IN
SEARS HLDGS CORP           COM          812350106      9827  152000 SH   PUT   SOLE                1    152000         0         0
SPDR S&P 500 ETF TR        UNIT SER 1   78462F103     10219   99000 SH         SOLE                1     99000         0         0
                           S&P
SPDR S&P 500 ETF TR        COM          78462F103     10219   99000 SH   PUT   SOLE                1     99000         0         0
STRYKER CORP               COM          863667101      3669   73300 SH         SOLE                1     73300         0         0
TANGER FACTORY OUTLET CTRS COM          875465106      9290  224500 SH         SOLE                1    224500         0         0
I
TERADYNE INC               COM          880770102      2750  282100 SH         SOLE                1    282100         0         0
TRIUMPH GROUP INC NEW      COM          896818101      5357   80400 SH         SOLE                1     80400         0         0
UNION PAC CORP             COM          907818108      4567   65700 SH         SOLE                1     65700         0         0
UNITED PARCEL SERVICE INC  CL B         911312106      8938  157110 SH         SOLE                1    157110         0         0
USANA HEALTH SCIENCES INC  COM          90328M107      3251   89000 SH         SOLE                1     89000         0         0
USANA HEALTH SCIENCES INC  COM          90328M107     13808  378000 SH   PUT   SOLE                1    378000         0         0
VALERO ENERGY CORP NEW     COM          91913Y100      9889  550000 SH   CALL  SOLE                1    550000         0         0
VERISIGN INC               COM          92343E102      9409  354400 SH         SOLE                1    354400         0         0
VIACOM INC NEW             CL B         92553P201      6820  217400 SH         SOLE                1    217400         0         0
VMWARE INC                 CL A COM     928563402      3768   60200 SH         SOLE                1     60200         0         0
WEBMD HEALTH CORP          COM          94770V102      4926  106100 SH         SOLE                1    106100         0         0
XYRATEX LTD                COM          G98268108      2251  159100 SH         SOLE                1    159100         0         0
ZIMMER HLDGS INC           COM          98956P102      1940   35900 SH         SOLE                1     35900         0         0